Post-Employment Benefits - Summary of Defined Benefit Plan Expense (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023
Pension plan [member]
Disclosure of defined benefit plans [line items]
Current service cost	$ 190	$ 212
Past service cost		(69)
Interest cost on defined benefit obligation	396	380
Interest income on plan assets	(459)	(460)
Interest expense on effect of asset ceiling	1	1
Special termination benefits		2
Plan administration costs	8	7
Net defined benefit plan expense recognized in net income	136	73
Other post employment benefit plans [member]
Disclosure of defined benefit plans [line items]
Current service cost	5	5
Interest cost on defined benefit obligation	24	23
Net defined benefit plan expense recognized in net income	$ 29	$ 28